5. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories are stated at the lower of cost or net realizable value. Costs are determined using the first in- first out (FIFO) method. As of December 31, 2018 and 2017, inventory consists of the following:

	December 31,	December 31,
	2018	2017
Finished goods	$–	$1,716,141
Work in process	443,701	311,481
Raw materials	698,689	300,479
Inventory reserve	(11,424)	(8,601)
Inventory, net	$1,130,966	$2,319,500